Income Taxes (Pre-tax Income, Domestic and Foreign) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S. pre-tax income	$ 824	$ 865	$ 785
Consolidated pre-tax income	986	1,081	954
QVC-Japan
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Foreign pre-tax income	181	253	199
QVC-Germany
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Foreign pre-tax income	18	29	32
QVC-U.K.
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Foreign pre-tax income	1	(17)	(2)
QVC-Italy
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Foreign pre-tax income	$ (38)	$ (49)	$ (60)